Contract Liabilities - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract liabilities [abstract]
Transaction price allocated to unsatisfied contracts		71.00%
Transaction price allocated to revenue in next fiscal year		29.00%
Revenue recognized	₺ 255,756	₺ 181,710